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              AIM ADVANTAGE HEALTH SCIENCES FUND - CLASS A, B AND C

                       Supplement dated November 3, 2004
                   to the Prospectus dated November 25, 2003, as supplemented December 4, 2003, December 15, 2003, December 16, 2003,
                January 16, 2004, March 31, 2004, May 17, 2004,
May 18, 2004, July 16, 2004, July 28, 2004, August 31, 2004, September 8, 2004,
                    September 30, 2004 and October 12, 2004


The following replaces in its entirety the information appearing in the fourth, fifth and sixth paragraphs on page 2 of the prospectus under the heading "INVESTMENT GOALS, STRATEGIES, AND RISKS":

     "We primarily seek securities for the Fund that meet the following standards:

          o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.

          o LEADERSHIP: They are leaders - or emerging leaders - in their markets, securing their positions through technology, marketing, distribution, or some other innovative means.

          o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding, and other factors - demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. The prices of securities of smaller companies tend to move up and down more rapidly than securities of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in securities of larger companies.

     We target strongly managed, innovative companies with new or dominant products. The Advisor attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also invests in high growth, earlier stage companies in the health sciences sector whose future profitability could be dependent upon increasing market shares from one or a few key products. The companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices, and could have an adverse impact upon the companies' future growth and profitability. Certain of these earlier stage companies may be venture capital companies whose technologies or products are still in the start-up or development stages. There may be no present market for the technologies or products of venture capital companies and such companies may be entirely dependent on private investment to finance their operations. The securities of venture capital companies are generally privately placed and not traded in any public market, making them illiquid."


The following replaces in its entirety the information appearing in the tenth paragraph on page 9 of the prospectus under the heading "PRINCIPAL RISKS ASSOCIATED WITH THE FUND":

     "LIQUIDITY RISK

     A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell its illiquid securities at the time or price it desires and could lose its entire investment in such securities.

     UNSEASONED ISSUER RISK

     Start-up companies or earlier stage companies, such as venture capital companies, generally have limited operating histories, no present market for their technologies or products, and no history of earnings or financial success. These companies may rely entirely or in large part on private investment to finance their operations."


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The following replaces in its entirety the information appearing in the thirteenth paragraph on page 9 of the prospectus under the heading "PRINCIPAL RISKS ASSOCIATED WITH THE FUND":

     "PORTFOLIO TURNOVER RISK

     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to the Fund's shareholders.

     Although the Fund generally invests in publicly-traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart on the following page. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                    RISKS
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
AMERICAN DEPOSITARY RECEIPTS (ADRS)                                           Market, Information,
These are securities issued by U.S. banks that represent shares of foreign    Political, Regulatory,
 corporations held by those banks.  Although traded in U.S. securities        Diplomatic, Liquidity, and
 markets and valued in U.S. dollars, ADRs carry most of the risks of          Currency Risks
 investing directly in foreign securities.
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DELAYED DELIVERY OR WHEN-ISSUED SECURITIES                                    Market Risk
Ordinarily, the Fund purchases securities   and pays for them in cash at
the normal trade settlement time. When the Fund purchases a delayed delivery or when-issued security, it promises to pay in the future - for example, when the security is actually available for delivery to the Fund.
The Fund's obligation to pay is usually fixed when the Fund promises to pay. Between the date the Fund promises to pay and the date the securities are actually received, the Fund bears the risk that the market value of the when-issued security may decline.
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FORWARD FOREIGN CURRENCY CONTRACTS                                            Currency, Political,
A contract to exchange an amount of currency on a date in the future at an    Diplomatic, Counterparty,
agreed-upon exchange rate might be used by the Fund to hedge against          and Regulatory Risks
changes in foreign currency exchange rates when the Fund invests in foreign securities.  Such contracts do not reduce price fluctuations in foreign securities, or prevent losses if the prices of those securities decline.
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FUTURES                                                                       Market, Liquidity, and
A futures contract is an agreement to buy or sell a specific amount of a      Options and Futures Risks
financial instrument (such as an index option) at a stated price on a stated date. The Fund may use futures contracts to provide liquidity and hedge portfolio value.
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OPTIONS                                                                       Information, Liquidity, and
The obligation or right to deliver or receive a security or other             Options and Futures Risks
instrument, index or commodity, or cash payment depending on the price of the underlying security or the performance of an index or other benchmark.
Includes options on specific securities and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity
and hedge portfolio value.
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OTHER FINANCIAL INSTRUMENTS                                                   Counterparty, Currency,
These may include forward contracts, swaps, caps, floors, and collars.        Liquidity, Market, and
They may be used to try to manage the Fund's foreign currency exposure        Regulatory Risks
and other investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as
"derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
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

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
INVESTMENT                                                                    RISKS
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
REPURCHASE AGREEMENTS                                                         Counterparty Risk
A contract under which the seller of a security agrees to buy it back at an agreed-upon price and time in the future.
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RESTRICTED SECURITIES/PRIVATE PLACEMENTS                                      Liquidity Risk
Securities that are not registered under the federal securities laws, but which are bought and sold solely by institutional investors , such as securities of venture capital companies.  The Fund considers many Rule
144A securities to be "liquid," however, the market for certain Rule 144A securities is less active than the public securities markets which could make such securities illiquid."
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

The following replaces in its entirety the information appearing in the third paragraph on page 12 of the prospectus under the heading "POTENTIAL REWARDS":

     "You probably do not want to invest in the Fund if you are:

          o    unaccustomed to potentially volatile investments.

          o    primarily seeking current dividend income.

          o unwilling to accept the additional risks entailed in the investment policies of the Fund, including the illiquid nature of some of the Fund's investments, and potentially significant changes in the price of Fund shares as a result of those policies.

          o    speculating on short-term fluctuations in the stock markets."